Employee Defined Benefit Plans - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefits [Abstract]
Amount expected to be contributed in next annual reporting period	$ 7.0
Percent of defined benefit obligation was fully covered against changes in interest rates	57.00%	55.60%
Remeasurement gain on net employee defined benefit liability	$ 6.5	$ (0.1)
Deferred tax expense on remeasurement of net employee defined benefit liability	$ 2.1	0.0
Remeasurement gain (loss), before tax		$ (0.1)
Percentage of plans' assets invested in mutual funds and exchange-traded funds or held in cash	54.00%
Percentage of plans' assets held in annuity policies	46.00%
Weighted average duration of defined benefit obligation (in years)	14 years	14 years